Deferred income tax (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deferred income tax [Line Items]
At the beginning of year	$ 27,636	$ 23,053
(Charged) credited to net profit	(11,514)	4,820
Currency translation differences	(3,574)	(237)
At end of year	31,793	27,636
At the beginning of year	(2,286)	(2,770)
Credited to net profit	6,730	484
Reclassification	19,245	0
At end of year	(14,801)	(2,286)
Taxable losses
Disclosure of deferred income tax [Line Items]
At the beginning of year	11,465
(Charged) credited to net profit	4,869
Currency translation differences	(1,677)
At end of year	34,870	11,465
Reclassification	20,213
Difference in depreciation rates and other
Disclosure of deferred income tax [Line Items]
At the beginning of year	16,171
(Charged) credited to net profit	(16,383)
Currency translation differences	(1,897)
At end of year		16,171
Reclassification	(968)
At end of year	(3,077)
Taxable losses
Disclosure of deferred income tax [Line Items]
At the beginning of year	17,788
(Charged) credited to net profit	2,425
At end of year		17,788
At end of year	0
Difference in depreciation rates and other
Disclosure of deferred income tax [Line Items]
(Charged) credited to net profit	4,305
At the beginning of year	(20,074)
At end of year	$ (14,801)	$ (20,074)